Reserves for Future Policy Benefits and Separate Account Liabilities - Changes in Reserve for Future Policy Benefits (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liability, beginning balance	$ 21,122	$ 18,625	$ 21,698
Incurred	1,135	450	1,286
Paid	(559)	(387)	(1,057)
Change in unrealized investment gains and losses			(495)
Liability, ending balance	21,698	18,688	21,432
Reinsurance recoverable asset, beginning balance	10,000	9,139	15,039
Incurred	5,237	330	1,081
Paid	(198)	(196)	(589)
Reinsurance recoverable asset, ending balance	15,039	9,273	15,531
GMDB | Variable Annuity
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liability, beginning balance	346	460	340
Incurred	38	54	136
Paid	(44)	(50)	(106)
Change in unrealized investment gains and losses			0
Liability, ending balance	340	464	370
Reinsurance recoverable asset, beginning balance	184	254	299
Incurred	152	35	92
Paid	(37)	(41)	(77)
Reinsurance recoverable asset, ending balance	299	248	314
Guaranteed Minimum Income Benefit
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liability, beginning balance	0		604
Incurred	604		(25)
Paid	0		(84)
Change in unrealized investment gains and losses			(495)
Liability, ending balance	604		0
Reinsurance recoverable asset, beginning balance	0		0
Incurred	0		0
Paid	0		0
Reinsurance recoverable asset, ending balance	0		0
Secondary Guarantees | Universal Life
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liability, beginning balance	4,394	4,195	4,605
Incurred	240	217	835
Paid	(29)	(18)	(66)
Change in unrealized investment gains and losses			0
Liability, ending balance	4,605	4,394	5,374
Reinsurance recoverable asset, beginning balance	4,394	4,195	4,605
Incurred	240	217	835
Paid	(29)	(18)	(66)
Reinsurance recoverable asset, ending balance	4,605	4,394	5,374
Annuitization Benefit
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liability, beginning balance	16,382	13,970	16,149
Incurred	253	179	340
Paid	(486)	(319)	(801)
Change in unrealized investment gains and losses			0
Liability, ending balance	16,149	13,830	15,688
Reinsurance recoverable asset, beginning balance	5,422	4,690	10,135
Incurred	4,845	78	154
Paid	(132)	(137)	(446)
Reinsurance recoverable asset, ending balance	$ 10,135	$ 4,631	$ 9,843